VANECK DIGITAL INDIA ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS: 99.7%
Capital Goods : 1.0%
IndiaMart InterMesh Ltd. 144A 1,138 $ 39,331
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Commercial & Professional Services : 3.6%
L&T Technology Services Ltd.
144A 1,042 57,187
WNS Holdings Ltd. (ADR) * 1,293 88,519
145,706
Consumer Durables & Apparel : 1.9%
Dixon Technologies India Ltd. 1,197 76,037
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Consumer Services : 7.0%
MakeMyTrip Ltd. * 1,764 71,477
Zomato Ltd. * 174,618 212,685
284,162
Energy : 7.8%
Reliance Industries Ltd. 144A
(GDR) 5,699 317,760
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Financial Services : 4.7%
ICICI Securities Ltd. 144A 3,063 22,907
IIFL Finance Ltd. 5,776 41,400
Indian Energy Exchange Ltd.
144A 16,567 26,306
One 97 Communications Ltd. * 10,102 104,059
194,672
Insurance : 2.8%
PB Fintech Ltd. * 12,458 114,444
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Media & Entertainment : 3.0%
Info Edge India Ltd. 2,449 122,455
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Software & Services : 51.9%
Coforge Ltd. 1,344 82,286
Number
of Shares Value
Software & Services (continued)
Computer Age Management
Services Ltd. 1,375 $ 41,475
Cyient Ltd. 2,558 52,097
HCL Technologies Ltd. 16,650 246,778
Infosys Ltd. (ADR) 18,770 321,154
KPIT Technologies Ltd. 6,341 87,669
LTIMindtree Ltd. 144A 2,854 178,321
Mphasis Ltd. 3,146 89,690
Oracle Financial Services
Software Ltd. 886 43,738
Persistent Systems Ltd. 2,013 139,888
Tanla Platforms Ltd. 2,498 31,146
Tata Consultancy Services Ltd. 6,999 296,354
Tata Elxsi Ltd. 1,323 114,806
Tech Mahindra Ltd. 15,103 221,729
Wipro Ltd. (ADR) 36,251 175,455
2,122,586
Technology Hardware & Equipment : 1.6%
Redington Ltd. 19,857 36,888
Tejas Networks Ltd. 144A * 2,829 29,740
66,628
Telecommunication Services : 12.2%
Bharti Airtel Ltd. 25,323 282,006
Indus Towers Ltd. * 31,676 73,000
Tata Communications Ltd. 4,431 102,960
Vodafone Idea Ltd. * 295,314 41,341
499,307
Transportation : 2.2%
Delhivery Ltd. * 18,068 89,577
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Total Common Stocks
(Cost: $3,998,792) 4,072,665
Total Investments: 99.7%
(Cost: $3,998,792) 4,072,665
Other assets less liabilities: 0.3% 11,338
NET ASSETS: 100.0% $ 4,084,003
Definitions:
ADR American Depositary Receipt
GDR Global Depositary Receipt
* Non-income producing
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $671,552, or
16.4% of net assets.
Summary of Investments by Sector
% of
Investments Value
Information Technology 53.7% $ 2,189,215
Communication Services 15.2 621,761
Consumer Discretionary 8.9 360,199
Energy 7.8 317,760
Financials 7.6 309,116
Industrials 6.8 274,614
100.0% $ 4,072,665